FINANCIAL INVESTORS TRUST

SUPPLEMENT DATED NOVEMBER 21, 2013 TO THE SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE ALPS/KOTAK INDIA GROWTH FUND (THE "FUND") DATED AUGUST 31, 2013

Effective immediately, Harish Krishan is no longer serving as a Portfolio Manager of the Fund, therefore all references to Harish Krishan in the Prospectus and Statement of Additional Information are deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE